NET LOSS PER SHARE - Weighted-average numbers of senior convertible preferred shares, convertible notes, and options granted excluded from the calculation of diluted net loss per share from continuing operations (Details) - shares shares in Thousands
	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	135,148,728	227,727,330
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	128,931,823
Outstanding weighted average stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share	6,216,905	4,426,359
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of diluted net loss per share		223,300,971